INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Income Taxes [Abstract]
Share issue costs	CAD (3,000,000)	CAD 2,000,000
Other comprehensive income/ (loss)	(1,000,000)	2,000,000
Deferred tax items recovered directly in equity	CAD (4,000,000)	CAD 4,000,000
Temporary differences associated with its investments in subsidiaries and interests in joint arrangements				CAD 0		CAD 0
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised | $			$ 261		$ 68
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised				CAD 394,000,000		CAD 205,000,000